August 1, 2022
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549-4644
RE:
Registration Statement
Minnesota Life Individual Variable Universal Life Account
Dear Ladies and Gentlemen:
The accompanying Registration Statement on Form N-6 for the above-referenced Minnesota Life Individual Variable Universal Life Account (the “Registrant”) is being filed electronically with the Securities and Exchange Commission (the “Commission”) pursuant to the Commission's EDGAR system.
The Registration Statement is for a new variable universal life product.
Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-2626.
Sincerely,
/s/ Thomas P. Trier
Thomas P. Trier
Counsel
TPT:jaw